Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses:
Foreign currency translation loss, net		$ 412
Remeasurement of Warrants	3,788	13,257	203
Others	21	16	14
Total financial expenses	3,809	13,685	217
Financial income:
Foreign currency translation profit, net	413		101
Interest from deposits	1,790	211	613
Others			23
Total financial income	2,203	211	737
Financial (income) expenses, net	$ 1,606	$ 13,474	$ (520)